Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Detail)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Statutory Guernsey tax rate	0.00%	0.00%	0.00%
Foreign taxes (percentage)	15.00%	16.00%	13.00%
Effective income tax rate	15.00%	16.00%	13.00%